BRADLEY A. STRICKLING

Vice President and Senior Counsel

Writer's Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.strickling@protective.com

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life Insurance Company Protective COLI VUL Protective Executive Benefits Registered VUL Filing Pursuant to Rule 497(j) for File No. 333-248236; 811-23604

Commissioners:

On behalf of Protective Life Insurance Company and the Protective COLI VUL, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Executive Benefits Registered VUL”, a variable universal life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective COLI VUL as filed electronically with the Commission on April 23, 2026.

Please do not hesitate to call me at (205) 268-7884 if you have any questions.

Sincerely,

/s/ Bradley A. Strickling
Bradley A. Strickling